SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of Changes in Operating Assets and Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Accounts receivable	$ (526.9)	$ (55.6)
Inventory	(100.8)	4.7
Other current assets	12.5	7.0
Regulatory assets (current)	(15.8)	(0.2)
Accounts payable and accrued liabilities	237.9	85.4
Customer deposits	(13.3)	(2.8)
Regulatory liabilities (current)	69.2	(4.8)
Other current liabilities	(5.9)	13.0
Other operating assets and liabilities	(143.4)	(44.8)
Changes in operating assets and liabilities	$ (486.5)	$ 1.9